Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Equity
EQUITY

Cash Distributions to Parent

We paid no cash distributions to EFH Corp. in 2011, 2010 or 2009.
Dividend Restrictions

There are no restrictions on our ability to use our retained earnings or net income to make distributions on our equity. However, we rely on distributions or loans from TCEH to meet our cash requirements, including funding of dividends. The TCEH Senior Secured Facilities generally restrict TCEH from making any cash distribution to any of its parent companies for the ultimate purpose of making a cash dividend on their common stock unless at the time, and after giving effect to such distribution, TCEH's consolidated total debt (as defined in the TCEH Senior Secured Facilities) to Adjusted EBITDA would be equal to or less than 6.5 to 1.0. As of December 31, 2011, the ratio was 8.7 to 1.0.

In addition, the TCEH Senior Secured Facilities and indentures governing the TCEH Senior Notes, TCEH Senior Secured Notes and TCEH Senior Secured Second Lien Notes generally restrict TCEH's ability to make distributions or loans to any of its parent companies, EFCH and EFH Corp., unless such distributions or loans are expressly permitted under the TCEH Senior Secured Facilities and the indentures governing such notes. See discussion in Note 9 regarding amendments to the TCEH Senior Secured Facilities affecting intercompany loans from TCEH to EFH Corp.

In addition, under applicable law, we are prohibited from paying any dividend to the extent that immediately following payment of such dividend, there would be no statutory surplus or we would be insolvent.

See Note 17 for discussion of stock-based compensation.

Noncontrolling Interests

As discussed in Note 2, we consolidate a joint venture formed for the purpose of developing two new nuclear generation units, which results in a noncontrolling interests component of equity. Net loss attributable to the noncontrolling interests was immaterial for the years ended December 31, 2011, 2010 and 2009.

Debt Pushed Down from EFH Corp.
See Note 1 for discussion of noncash contributions from EFH Corp. related to debt pushed down from EFH Corp. in accordance with SEC SAB Topic 5-J.